FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2023
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured at fair value on a recurring basis

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	June 30,	Markets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$8,097,937	$8,097,937	$—	$—
Liabilities:
Derivative Liability – Forward Purchase Agreement	$597,285	$—	$—	$597,285

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$117,191,410	$117,191,410	$—	$—

Schedule of key inputs of the models used to value the Company's FPA

	Initial Measurement Date of
Input	January 10, 2023	June 30, 2023
Risk-free interest rate	4.63%	5.42%
Remaining life (Yrs.)	1.72	1.38
Expected volatility	3.73%	—%
Redemption Price	$—	$10.55
Stock Price	$10.48	$10.41

Schedule of changes in the fair value of warrant liabilities

Forward Purchase
Agreement
Fair value as of January 1, 2023	$—
Initial measurement on January 10, 2023 – Issuance	430,021
Change in Fair Value	(43,101)
Fair value as of March 31, 2023	$386,920
Change in Fair Value	210,365
Fair value as of June 30, 2023	$597,285